Average Annual Total Returns		12 Months Ended	46 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		26.12%	7.28%
Performance Inception Date	Feb. 22, 2022
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.92%	6.65%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.89%	5.53%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	9.46%